UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	___	; Amendment Number:	_____
This Amendment (Check only one.)	___ is a restatement.
							___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Eastbourne Capital Management, L.L.C.
Address:	1101 Fifth Avenue, Suite 160
		San Rafael, CA  94901

Form 13F File Number:	28-05233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Eric M. Sippel, Esq.
Title:	Chief Operating Officer
Phone:	415-448-1200

Signature, Place and Date of Signing:

	Eric M. Sippel		San Rafael, CA			February 9, 2005

Report Type (Check only one.):

 X 	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
___	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		36

Form 13F Information Table Value Total:	   1,239,212


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
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NAME OF ISSUER				TITLE OF		CUSIP		VALUE	    SHARES	    SH/	INV.  OTHER  VOTING AUTH
						CLASS					X1000			    PRN	DISC   MGR	    SOLE

AMN Healthcare Services, Inc         COMM          001744101      65528    4,118,653     SH     SOLE         4,118,653
AutoImmune Inc.                      COMM          052776101        918    1,042,800     SH     SOLE         1,042,800
Activision, Inc                      COMM          004930202      19970      989,592     SH     SOLE           989,592
The Bombay Company Inc.              COMM          097924104      10240    1,851,800     SH     SOLE         1,851,800
Berkshire Hathaway Inc. Class B      COMM          084670207      37067       12,625     SH     SOLE            12,625
Brooks Automation, Inc.              COMM          114340102      17001      987,300     SH     SOLE           987,300
Cameco Corporation                   COMM          13321L108     160740    1,532,900     SH     SOLE         1,532,900
Cross Country Healthcare, Inc.       COMM          227483104      65408    3,617,693     SH     SOLE         3,617,693
3Com Corporation                     COMM          885535104        361       86,625     SH     SOLE            86,625
ConocoPhillips                       COMM          20825C104      26049      300,000     SH     SOLE           300,000
Echostar Communications              COMM          278762109       2341       70,392     SH     SOLE            70,392
Devon Energy Corporation             COMM          25179M103       7764      199,498     SH     SOLE           199,498
El Paso Corp                         COMM          28336L109     143539   13,801,800     SH     SOLE        13,801,800
M-Systems Flash Disk Pioneer         COMM          M7061C100       8340      422,900     SH     SOLE           422,900
Genesis Microchip Inc.               COMM          37184C103      58559    3,610,300     SH     SOLE         3,610,300
Hanover Compressor                   COMM          410768105      75061    5,312,200     SH     SOLE         5,312,200
World Fuel Services Co               COMM          981475106      31633      635,200     SH     SOLE           635,200
i2 Technologies, Inc.                COMM          465754109        114      164,800     SH     SOLE           164,800
KFX, Inc.                            COMM          48245L107      89761    6,181,900     SH     SOLE         6,181,900
MIPS Technologies Inc.               COMM          604567107      10003    1,015,500     SH     SOLE         1,015,500
National Semiconductor Corp          COMM          637640103       2112      117,644     SH     SOLE           117,644
Neose Technologies                   COMM          640522108      30402    4,524,132     SH     SOLE         4,524,132
Occidental Petroleum Corp.           COMM          674599105      41424      709,800     SH     SOLE           709,800
Pharmacyclics, Inc.                  COMM          716933106       1450      138,500     SH     SOLE           138,500
Photon Dynamics, Inc.                COMM          719364101      14626      603,619     SH     SOLE           603,619
PalmOne                              COMM          69713P107        203        6,424     SH     SOLE             6,424
PalmSource, Inc                      COMM          697154102         25        1,991     SH     SOLE             1,991
Pain Therapeutics, Inc.              COMM          69562K100      25007    3,468,421     SH     SOLE         3,468,421
PYR Energy Corporation               COMM          693677106       3852    3,634,000     SH     SOLE         3,634,000
SeaChange International, Inc.        COMM          811699107      76927    4,410,953     SH     SOLE         4,410,953
San Juan Basin Royalty Tr            COMM          798241105      10222      347,200     SH     SOLE           347,200
Questar Corporation                  COMM          748356102      40895      802,500     SH     SOLE           802,500
VIVUS, Inc.                          COMM          928551100         46       10,300     SH     SOLE            10,300
Wind River Systems, Inc              COMM          973149107     101252    7,472,500     SH     SOLE         7,472,500
XM Satellite Radio Holdings-Class A  COMM          983759101      44847    1,192,108     SH     SOLE         1,192,108
Zymogenetics Inc.                    COMM          98985T109      15525      675,000     SH     SOLE           675,000

02/05 EDGAR FILING Form 13F